Employee benefits - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)				₨ (1,479.3)		₨ 36,090.1
Contribution to defined contribution plans			₨ 10,305.5	11,862.1		8,995.9
Actual return on the schemes' assets		$ 41,509.3		2,987,119.9		3,235,510.7	₨ 3,140,802.1
Actuarial assumption of expected rates of salary decreases		0.50%					0.50%
Funding obligations			246,837.8	₨ 142,920.9		120,379.0
Notes issued							₨ 31,988.8
Due On March 31, 2024 [Member]
Disclosure of defined benefit plans [line items]
Deficit contribution, Paid			5,612.1
Due On March 31, 2028 [Member]
Disclosure of defined benefit plans [line items]
Deficit contribution, Paid			₨ 2,338.4
Pension and post retirement medical plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		13 years 11 months 19 days	13 years 11 months 19 days	14 years 4 months 27 days	14 years 4 months 27 days
Expected contributions to funded plans in Fiscal 2020			₨ 1,027.8
Pension and post retirement medical plans [Member] | Bottom of range [member] | Actuarial Assumption Of Expected Rates Of Return On Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, due to decrease in assumption							1,686.7
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		11 years 18 days	11 years 18 days	11 years	11 years
Expected contributions to funded plans in Fiscal 2020			₨ 121.4
Defined benefit obligation		$ 37.6		₨ 4,223.3			₨ 2,847.5
Jaguar Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)			₨ 396.6	₨ 3,799.0		₨ 36,090.1
Jaguar Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		111.00%		112.00%			111.00%
Jaguar Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		117.00%		118.00%			117.00%
Jaguar Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		101.00%		101.00%			101.00%
Jaguar Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		112.00%		112.00%			112.00%
Land Rover Pension Scheme [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		107.00%		107.00%			107.00%
Land Rover Pension Scheme [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		111.00%		112.00%			111.00%
Land Rover Pension Scheme [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		101.00%		101.00%			101.00%
Land Rover Pension Scheme [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		109.00%		109.00%			109.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		94.00%		94.00%			94.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor		84.00%		84.00%			84.00%
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		19 years	19 years	19 years	19 years
Expected contributions to funded plans in Fiscal 2020			₨ 14,965.5
Allowance for long term improvements, per annum		1.25%	1.25%	1.25%	1.25%	1.25%
Intended period to eliminate the pension scheme funding deficits		10 years	10 years
Contribution rate for defined benefit accrual		21.00%	21.00%
Expected net periodic pension cost			₨ 13,094.8
Defined benefit pension plan amendment cost/(credit)		$ (5.2)	₨ (396.6)	₨ (3,799.0)	£ 16.5	₨ 36,090.1
Actual return on the schemes' assets				42,670.4			₨ 46,416.8
Defined benefit obligation		$ 9,626.9		₨ 782,664.9			728,421.5
Jaguar Land Rover Pension plan [member] | SK [Member]
Disclosure of defined benefit plans [line items]
Allowance for long term improvements, per annum		7.50%	7.50%	7.50%	7.50%
Defined Benefit Provident Fund Plan [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		26 years 10 months 27 days	26 years 10 months 27 days
Defined benefit obligation		$ 538.8					₨ 40,763.8
Defined Benefit Provident Fund Plan [Member] | Bottom of range [member] | Actuarial Assumption Of Expected Rates Of Return On Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Change in assumption, decrease		0.50%					0.50%
Decrease In Rate On Plan Asset [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation							₨ 38.7
Defined benefit obligation, Percent	0.50%